Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA Mutual Funds Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

USAA GROWTH AND TAX STRATEGY FUND
SUPPLEMENT DATED NOVEMBER 14, 2018
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018
AS SUPPLEMENTED NOVEMBER 7, 2018

This Supplement updates certain information contained in the above-dated prospectus for the USAA Growth and Tax Strategy Fund (the Fund).

The Annual Fund Operating Expenses table found on page 1 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.31%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.31%
Total Annual Operating Expenses	0.62% (a)

(a) The expense information in the table has been restated to reflect current fees.

The Expense Example table found on page 1 is deleted in its entirety and hereby replaced with the following:

1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

99205-1118

Growth and Tax Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

USAA GROWTH AND TAX STRATEGY FUND
SUPPLEMENT DATED NOVEMBER 14, 2018
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018
AS SUPPLEMENTED NOVEMBER 7, 2018

This Supplement updates certain information contained in the above-dated prospectus for the USAA Growth and Tax Strategy Fund (the Fund).

The Annual Fund Operating Expenses table found on page 1 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.31%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.31%
Total Annual Operating Expenses	0.62% (a)

(a) The expense information in the table has been restated to reflect current fees.

The Expense Example table found on page 1 is deleted in its entirety and hereby replaced with the following:

1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

99205-1118

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Growth and Tax Strategy Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.62%	[1]
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	$ 774

[1]	The expense information in the table has been restated to reflect current fees.